BANK LOANS	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
BANK LOANS

9. BANK LOANS

The bank loans as of December 31, 2024 and 2025 are set out below:

Bank loans	Currency	Period	Interest rate	Carrying amount
				SGD’000
Secured floating rate bank loans	SGD	2015 - 2029	SIBOR+1.25% to +1.5%	8,676
	US$	2023 - 2029	London Inter Bank Offer Rate +1.25%	118
Balance as of December 31, 2024				8,794

Secured floating rate bank loans	SGD	2024 - 2029	SIBOR+1.25% to +1.5%	3,927
	US$	2023 - 2029	London Inter Bank Offer Rate +1.25%	95
Balance as of December 31, 2025				4,022
Balance as of December 31, 2025(US$)				3,128

The bank loans are secured by corporate guarantees provided by the Company and its subsidiaries, financial instruments (see Note 5), leasehold building (see Note 6).

	Carrying amount	Within 1 year	2026	2027	2028	2029	Thereafter
	SGD’000
Secured floating rate bank loans	8,676	1,304	1,309	4,400	1,142	521	-
	118	24	24	24	24	22	-
Balance as of December 31, 2024	8,794	1,328	1,333	4,424	1,166	543	-

Bank loans	Carrying amount	Within 1 year	2027	2028	2029	2030	Thereafter
	SGD’000
Secured floating rate bank loans	3,927	1,127	1,138	1,142	520	-
	95	25	25	23	22		-
Balance as of December 31, 2025	4,022	1,152	1,163	1,165	542	-	-
Balance as of December 31, 2025 (US$)	3,128	896	904	906	422	-	-